Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	FactorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001467831
Document Creation Date	dei_DocumentCreationDate	Nov. 17, 2015
Document Effective Date	dei_DocumentEffectiveDate	Nov. 17, 2015
Prospectus Date	rr_ProspectusDate	Nov. 13, 2015